PRINCIPAL ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2017
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation and use of estimates
a. Basis of presentation and use of estimates

The accompanying unaudited condensed consolidated financial statements were prepared on a basis substantially consistent with the Company’s audited consolidated financial statements for the year ended December 31, 2016. These unaudited condensed consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”) for interim financial information.

In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all normal recurring adjustments necessary for a fair statement of the Company’s interim condensed consolidated financial statements as of December 31, 2016 and June 30, 2017, and for the six months ended June 30, 2016 and 2017. The year-end condensed balance sheet data as of December 31, 2016 was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and related notes as of and for the year ended December 31, 2016.

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful receivables, provision for inventories and advances to suppliers, the purchase price allocation with respect to business combinations, impairment of long-lived assets, the economic useful lives of property, plant and equipment, project assets and intangible assets, certain accrued liabilities including accruals for warranty costs, guarantees, sales-leaseback, accounting for share-based compensation, fair value measurements of share-based compensation and financial instruments, legal contingencies, income taxes and related deferred tax valuation allowance.

Consolidation
b. Consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

For the Group’s majority-owned subsidiaries, non-controlling interests is recognized to reflect the portion of their equity interests which are not attributable, directly or indirectly, to the Group Consolidated net income on the unaudited condensed consolidated statement of operation includes the net income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the Group’s unaudited condensed consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the unaudited condensed consolidated statements of cash flows.

Discontinued operations
c. Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Examples include a disposal of a major geographical location, line of business, or other significant part of the entity, or disposal of a major equity method investment. In the unaudited condensed consolidated statement of operations, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinuing operations are presented separately in note 3. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Non-current assets or disposal groups are classified as assets held for sale when the carrying amount is to be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such asset.

Foreign currency translation
d. Foreign currency translation

The Group's reporting currency is the Renminbi (“RMB”), the official currency in the PRC. The Company and certain subsidiaries use RMB as their functional currency. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by the People's Bank of China (the “PBOC”) prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the unaudited condensed consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the applicable balance sheet dates. All such exchange gains or losses are included in exchange loss in the unaudited condensed consolidated statements of operations.

For consolidation purpose, the financial statements of the Company’s subsidiaries whose functional currencies are other than the RMB are translated into RMB using exchange rates quoted by PBOC. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses and gains and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of in accumulated other comprehensive income in the unaudited condensed consolidated statement of comprehensive income/(loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash, cash equivalents and restricted cash denominated in CNY amounted to CNY 4,136.5 million and CNY 4,192.3 million as of December 31, 2016 and June 30, 2017, respectively.

Cash and cash equivalents
e. Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Restricted cash
f. Restricted cash

Restricted cash represents deposits legally held by banks which are not available for the Group's general use. These deposits are held as collateral for issuance of letters of credit or guarantee, bank acceptance notes to vendors for purchase of machinery and inventories and forward contracts.

Restricted short-term investments
g. Restricted short-term investments

Restricted short-term investments represent the time deposits legally hold by banks with original maturities longer than three months and less than one year, which are held as collateral for issuance of letters of credit, guarantee, bank acceptance notes or deposits for short-term borrowings.

Available-for-sale investment
h. Available-for-sale investment

Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale investments and are reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income.

Subsequent to initial recognition, available-for-sale investment is measured at fair value with changes in fair value recognized in accumulated other comprehensive income included in shareholders’ equity. When there is objective evidence that the investment is impaired, the cumulative losses from the declines in fair value that had been recognized directly in accumulated other comprehensive income are removed from equity and recognized in the statement of operations. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the statement of operations. The Group evaluates the investments periodically for possible other-than temporary impairment. When other-than-temporary impairment has occurred for an available-for-sale debt security and the Group intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, an impairment loss is recognized in earnings equal to the difference between the investment’s amortized cost basis and its fair value at the balance sheet date. The new cost basis will not be changed for subsequent recoveries in fair value. To determine whether a loss is other-than-temporary, the Group reviews the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the issuer, and the Group’s intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its cost.

On September 20, 2013, the parent company (“Issuer”) of one of the Company’s customers issued convertible bond (“Bond”) to the Company in order to settle the outstanding receivables owed by that customer of EUR 2,948,489. The Bond matured on December 31, 2015. Each Bond is convertible into one share at 1:1 ratio during September 1, 2014 to December 31, 2014, or June 1, 2015 to December 31, 2015. The Bond bears a simple interest of 5% per annum and is payable every six months in arrears on June 30 and December 31 of each year from 2013 to 2015. The Issuer, at any time, may redeem all the Bond outstanding by paying a sum of money at an amount equal to the greater of (1) the total nominal value of the Bond plus outstanding interest and (2) the counter- value. Upon maturity, the outstanding Bond will be reimbursed at the nominal value together with the accrued and unpaid interests.

The Company recorded such Bond as available-for-sale instruments as its intent is to convert the Bond into common shares when the common share price appreciates over its nominal value during the two convertible periods, and recorded the fair value change in the Bond in accumulated other comprehensive income.

In December 2015, upon the maturity of the Bond, the Company decided to waive the conversion right and choose to collect the total outstanding balance in cash. On December 21, 2015, the customer entered into a repayment arrangement with the Company. Considering the uncertainties of the cash collection, the Company provided full provision to the outstanding receivable of RMB10,287,626 as of December 31, 2016 and June 30, 2017. The Company subsequently collected the cash and reversed the provision of RMB10,197,934 during the six months ended June 30 2016.

Notes receivable and payable
i. Notes receivable and payable

Notes receivable represents bank or commercial drafts that have been arranged with third-party financial institutions by certain customers to settle their purchases from the Group. The carrying amount of notes receivable approximate their fair values due to the short-term maturity of the notes receivables.

The Group also issues bank acceptance notes to its suppliers in China in the normal course of business. The Group classifies the changes in notes payable and the restricted cash held as collateral for issuance of bank acceptance notes as financing activities.

Notes receivable and payable are typically non-interest bearing and have maturities of less than six months.

Advances to suppliers
k. Advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances to suppliers and provide for losses on advances which are akin to receivables in operating expenses because of suppliers’ inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Company classified short-term and long-term advances to suppliers based on management’s best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group’s ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the 12 months are recorded in advances to suppliers to be utilized beyond one year. No provision of advance to suppliers was recorded during the six months ended June 30, 2016 and 2017, respectively.

Inventories
l. Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method. Provisions are made for excessive, slow moving and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously reserved or written down are eventually sold. The sale of previously reserved inventory did not have a material impact on our gross margin percentage for any of the years presented.

In addition, the Group analyzes its firm purchase commitments, if any, at each period end. Provision is made in the current period if the net realizable value after considering estimated costs to convert polysilicon into saleable finished goods is higher than market selling price of finished goods as of the end of a reporting period. There was no loss provision recorded related to these long-term contracts for the six months ended June 30, 2016 and June 30, 2017.

Property, plant and equipment, net
m. Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture, fixture and office equipment	3-5 years
Motor vehicles	4-5 years

Construction in progress primarily represents the construction of new production line and buildings. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the unaudited condensed consolidated statement of operations upon disposal.

Project Assets, net
n. Project Assets, net

Project assets represented the costs of solar power plants held for generation of electricity revenue and solar power plants under construction. Project assets are stated in the unaudited condensed consolidated balance sheets at cost less accumulated depreciation and impairment provision, if any.

Costs of project assets consist primarily of costs relating to construction of solar power plants at various stages of development. These costs include costs for procurement of solar module and other equipment (including intercompany purchases), cost of land on which solar power plants are developed and other direct costs for developing and constructing solar power plants, such as costs for obtaining permits required for solar power plants and costs for designing, engineering, interest costs capitalized and installation in the course of construction. Such costs are capitalized starting from the point when it is determined that development of the solar power plant is probable. For a solar power project asset acquired from third parties, the initial cost is the acquisition cost which includes the consideration transferred and certain direct acquisition costs.

Costs capitalized in the construction of solar power plants under development will be transferred to complete solar power plants upon completion and when they are ready for intended use, which is at the point of time when the solar power plant is connected to grids and begins to generate electricity. Depreciation of the completed solar power plant commences once the solar power plant is ready for intended use. Depreciation is computed using the straight-line method over the expected life of 20 years.

After the disposition of the domestic downstream solar projects business in the fourth quarter of 2016, project assets as of December 31, 2016 and June 30, 2017 are all relate to solar power plants constructed out of China.

Assets held for sale
o. Assets held for sale

Long-lived assets to be sold shall be classified as held for sale considering the recognition criteria in ASC 360-10-45-9 in which all of the following criteria are met:

☐	Management, having the authority to approve the action, commits to a plan to sell the asset.
☐	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.
☐	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated.
☐	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year,
☐	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
☐	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Interest Capitalization
p. Interest Capitalization

The interest cost associated with major development and construction projects is capitalized and included in the cost of the property, plant and equipment or project assets. Interest capitalization ceases once a project is substantially completed or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Group capitalizes interest on amounts expended on the project at the Group’s weighted average cost of borrowings. Interest expense capitalized associated with the project assets of discontinued operations for the six months ended June 30, 2016 and 2017 were RMB30,585,605, and nil, respectively. Interest expense capitalized associated with the construction projects of continuing operation for the six months ended June 30, 2016 and 2017 were RMB3,779,027 and RMB5,247,653, respectively.

Land use rights and land lease
q. Land use rights and land lease

a. Land use rights
Land use rights represent acquisition costs to purchase land use rights from the PRC government, which are evidenced by property certificates. The periods of these purchased land use rights are either 50 years or 70 years. The Company classifies land use rights as long term assets on the balance sheet and cash outflows related to acquisition of land use right as investing activities.

Land use rights are carried at cost less accumulated amortization and impairment losses, if any. Amortization is computed using the straight-line method over the term specified in the land use right certificate for 50 years or 70 years, as applicable.

b. Land lease
For certain of the Group’s solar power project, the Group enters into land lease contracts with the owners of the land use rights. Under such lease arrangements, the owners retain the property right of the land use rights. While the Group can only set up the solar panels on these leased lands but does not have the right to sell, lease or dispose the land use rights.

Accordingly, land leases are classified as operating leases, with the lease payments being recognised over the lease periods of 20 years to 50 years as operating expenses. Such land lease payments are classified as operating cash outflows.

Intangible assets
r. Intangible assets

Intangible assets include purchased software and fees paid to register trademarks and are amortized on a straight-line basis over their estimated useful lives, which are 5 or 10 years, respectively.

Business combination and assets acquisition
s. Business combination and assets acquisition

U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the purchase method. The Group has adopted ASC 805 “Business Combinations,” and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. The transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net tangible and intangible assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the unaudited condensed consolidated statements of operations and comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine forecast the future cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

A non-controlling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Unaudited condensed consolidated net income on the unaudited condensed consolidated statements of operations and comprehensive income includes the net income (loss) attributable to non-controlling interests when applicable. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s unaudited condensed consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the unaudited condensed consolidated statements of cash flows when applicable.

Investments in affiliates
t. Investments in affiliates

The Group holds equity investments in affiliates in which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Group records its' proportionate share of the investees' income or loss in its unaudited condensed consolidated financial statements. Cost method is used for investments over which the Company does not have the ability to exercise significant influence.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Impairment of long-lived assets
u. Impairment of long-lived assets

The Group’s long-lived assets include property, plant and equipment, project assets, land use rights and intangible assets with finite lives. The Group’s business requires heavy investment in manufacturing equipment that is technologically advanced, but can quickly become significantly under-utilized or rendered obsolete by rapid changes in demand for solar power products produced with those equipment.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. The Group may recognize impairment of long-lived assets in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to these assets. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss, if any, is recognized for the difference between the fair value of the asset and its carrying value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses.

Leases
v. Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. At inception, a capital lease is recorded at the present value of minimum lease payments or the fair value of the asset, whichever is less. Assets under capital leases are amortized on a basis consistent with that of similar fixed assets or the lease term, whichever is less. Operating lease costs are recognized on a straight-line basis over the lease term.

For a sale-leaseback transaction, when the transaction involves real estate or integral equipment, sale-leaseback accounting shall be used by a seller-lessee only if the transaction includes all of the following a) A normal leaseback; b) Payment terms and provisions that adequately demonstrate the buyer-lessor's initial and continuing investment in the property; c) Payment terms and provisions that transfer all of the other risks and rewards of ownership as demonstrated by the absence of any other continuing involvement by the seller-lessee.

Equipment is determined to be integral when the cost to remove the equipment from its existing location, ship and reinstall at a new site, including any diminution in fair value, exceeds 10% of the fair value of the equipment at the time of original installation.

If a sale-leaseback of real estate qualifies for sale-leaseback accounting, an analysis is performed to determine if the Company can record a sale and remove the assets from the balance sheet and recognize the lease; and if so, to determine whether to record the lease as either an operating or capital lease.

If a sale-leaseback transaction does not qualify for sale-leaseback accounting because of any form of continuing involvement by the seller-lessee other than a normal leaseback, it is accounted for as a financing, whichever is appropriate under ASC 360.

Guarantees
w. Guarantees

The Group issues debt payment guarantees in favor of Jiangxi Jinko Engineering, a related party. The guarantees require the Group to make payments to reimburse the holders of these guarantees for losses they incur when Jiangxi Jinko Engineering fails to make repayments to the holders, when its liability to the holders falls due.

In addition, the Group also issues redemption guarantees in favor of Jiangxi Jinko Engineering, a related party. According to the side agreement among the Group, Jiangxi Jinko Engineering and investors of Jiangxi Jinko Engineering (the original redeemable preferred shareholders of JinkoSolar Power), the investors of Jiangxi Jinko Engineering will have the right to redeem the common shares of Jiangxi Jinko Engineering held by them, and, as a result of a guarantee issued by the Company, in the event that Jiangxi Jinko Engineering fails to perform its redemption obligations, the Company will become liable for Jiangxi Jinko Engineering’s obligations under the redemption.

A guarantee liability is initially recognized at the estimated fair value in the Group’s unaudited condensed consolidated balance sheets unless it becomes probable that the Group will reimburse the holder of the guarantee for an amount higher than the carrying amount, in which case the guarantee is carried in the Group’s unaudited condensed consolidated balance sheets at the expected amount payable to the holder. The fair value of the guarantee liability is measured by the total consideration to be received in connection with the provision of guarantee. The guarantee liability would be amortized in straight line during the guarantee period.

Receivables have also been recorded for the guarantee payments to be received (note 29).

Pursuant to the master service agreement signed with Jiangxi Jinko Engineering, guarantee service fee would be settled on a half-year basis.

Revenue recognition
x. Revenue recognition

(a)	Revenue recognition on product sales

The Group recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. For all sales, the Group requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of photovoltaic products from PRC to foreign customers, delivery of the products generally occurs at the point in time the product is delivered to the named port of shipment or received by the customers, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV products to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs generally at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred. In the case of sales that are contingent upon customer acceptance, revenue is not recognized until the deliveries are formally accepted by the customers.

The Group enters into certain sales contracts with retainage terms beginning in 2012, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage after a specified period which generally range from one year to two years (the “Retainage Period”). Given the limited experience the Group has with respect to the collectability of the retainage, the Group defers recognition of the retainage as revenue until the customers pay it after the Retainage Period expire The total amounts of retainage that were not recognized as revenue were RMB144.9 million and RMB118.7 million as of December 31, 2016 and June 30, 2017, respectively. Additions of retainages for the six months ended June 30, 2016 and June 30, 2017 were RMB 8.7 million and RMB 6 million, respectively. Revenue recognized upon the cash collection of the retainages in the six months ended June 30, 2016 and June 30, 2017 were RMB 28.2million and RMB 32.1million, respectively. All of the retainages are within the Retainage Period of the sales contracts ranged from one year to two years.

Advance payments received from customers for the future sale of products are recognized as advances from third party customers in the unaudited condensed consolidated balance sheets. Advances from customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

(b)	Revenue on processing services

The Group provides solar power product processing services to customers and the revenue of processing services is recognized upon completion which is generally evidenced by delivery of processed products to the customers.

(c)	Revenue on electricity generation

The Group recognizes electricity generation revenue when persuasive evidence of a power purchase arrangement with the power grid company exists, electricity has been generated and been transmitted to the grid and the electricity generation records are reconciled with the grid companies, the price of electricity is fixed or determinable and the collectability of the resulting receivable is reasonably assured.

(d)	Revenue on solar system integration projects

The Group recognizes revenue related to solar system integration projects on the percentage-of-completion basis. The Company estimates its revenues using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. No loss provision was recorded in the six months ended June 30, 2016 and 2017. There existed no unbilled receivables as of December 31, 2016 and June 30, 2017.

In the PRC, value added tax (“VAT”) at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Segment report
y. Segment report

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments. In prior years, management has determined that the Group operated its business in two segments, as that term is defined by FASB ASC Topic 280,  Segment reporting.

The Group’s first segment was and is the vertically integrated solar power products manufacturing business (“manufacturing segment”), from silicon ingots, wafers, cells to solar modules.

In the fourth quarter of 2016, the Group disposed of its downstream solar projects business segment, through which the Group entities develop, constructdeveloped, constructed and operated the solar projects, including (i) project development, (ii) engineering, procurement, and construction (“EPC”), (iii) connecting solar projects to the grid, operating and maintenance (“O&M”).

Cost of revenue
z. Cost of revenue

Cost of revenue for sales of photovoltaic products includes production and indirect costs, as well as shipping and handling costs for raw materials purchase and provision for inventories.

Costs of revenues for solar system integration projects include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.

Costs of electricity generation revenue include depreciation of solar power project assets and costs associated with operation and maintenance of the project assets. Cost of electricity sales was RMB0.1 million and RMB0.7 million for the 6 months period ended June 30, 2016 and June 30, 2017, respectively.

Warranty cost
aa. Warranty cost

Solar modules produced by the Group are typically sold with either a 5-year or 10-year warranty for product defects, and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. Therefore, the Group is exposed to potential liabilities that could arise from these warranties. The potential liability is generally in the form of product replacement or repair.

Consistent with the practice of the solar industry, the Group has adopted the equivalent of 1% of product revenues to estimate the cost of its warranty obligation and recorded a warranty liability on that basis. In light of the historical sharp decline and the anticipated long-term decreasing trend of module prices, which it estimates to reflect replacement cost, as well as based on the accumulation of longer operating experience, the Group reassessed and updated the estimation of future warranty costs with effect from 31 December 2016. The updated accrual basis consists two major inputs, which are the 1% expected failure rate and the product replacement cost. Based on the actual claims incurred during the past years as well as the market practice, the Group projected the expected failure rate as 1% for the whole warranty period, which is consistent with prior assumptions. Based on the Group’s actual claims experience in the historical periods as well as management’s current best estimation, the Group believes that the average selling price of solar modules over the past two years more accurately reflects the estimated warranty cost liability in connection with the products sold by the Group, as opposed to the current and past spot prices. According to the update of warranty liability estimation, the Group reversed previous years’ recorded warranty liability of RMB52,306,225 for the six months ended June 30, 2017.

The warranty costs were classified as current liabilities under other payables and accruals, and non-current liabilities under accrued warranty costs – non-current, respectively, which reflect our estimate of the timing of when the warranty expenditures will likely be made. For the six months ended June 30, 2016 and 2017, warranty costs accrued were RMB106,283,167 and RMB154,729,249, respectively. The utilization of the warranty accruals for the six months ended June 30, 2016 and 2017 were RMB1,783,652 and RMB39,006,406, respectively.

The Group purchases warranty insurance policy which provides coverage for the product warranty services of solar modules worldwide. Prepayment for warranty insurance premium is initially recorded as other assets and is amortized over the insurance coverage period. Prepayment for warranty insurance premium is not recorded as reduction of estimated warranty liabilities. Once the Group receives insurance recoveries, warranty expenses will be credited.

Shipping and handling
ab. Shipping and handling
Costs to ship products to customers are included in selling and marketing expenses in the unaudited condensed consolidated statements of operations. Costs to ship products to customers were RMB383,989,292 and RMB617,835,398 for the six months ended June 30 2016 and June 30 2017, respectively.

Research and development	ac. Research and development Research and development costs are expensed when incurred.

Start-up costs
ad. Start-up costs

The Group expenses all costs incurred in connection with start-up activities, including pre-production costs associated with new manufacturing facilities (excluding costs that are capitalized as part of property, plant and equipment) and costs incurred with the formation of new subsidiaries such as organization costs.

Income Taxes
ae. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the unaudited condensed consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The accounting for uncertain tax positions requires that the Company recognizes in the unaudited condensed consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. As of December 31, 2016 and June 30, 2017, there were no uncertain tax positions.

Commitments and Contingencies
af. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

Fair value of financial instruments
ag. Fair value of financial instruments

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). A hierarchy is established for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the unaudited condensed consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group's evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group's unaudited condensed consolidated assets, liabilities, equity and net income.

The Group's financial instruments consist principally of cash and cash equivalents, restricted cash, restricted short-term investments, accounts and notes receivable, forward contract receivable, call spread options, other receivables, prepayments and other current assets, capped call options, accounts and notes payable, other payables and accruals, forward contracts payable, short-term borrowings, long-term borrowings, convertible senior notes, rate cap derivative and warrants.

The forward contracts receivable and payable, call spread options, capped call options, rate cap derivative, convertible senior notes and warrants are measured at fair value (Note 31). Except for these financial instruments and long-term borrowing, the carrying values of the Group’s other financial instruments approximated their fair values due to the short-term maturity of these instruments. The carrying amount of long-term borrowing approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Government grants
ah. Government grants

Government grants related to technology upgrades and enterprise development are recognized as subsidy income when received. For the six months ended June 30, 2016 and June 30, 2017, the Group received financial subsidies of RMB74,702,036 and RMB104,229,215 from the local PRC government authorities, respectively. These subsidies were non-recurring, not refundable and with no conditions, including none related to specific use or disposition of the funds, attached. Such amounts were recorded as subsidy income in the unaudited condensed consolidated statements of operations. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

Government grants related to assets are initially recorded as other payables and accruals which are then deducted from the carrying amount when the assets are ready for use and approved by related government. The Company received government grant related to assets of RMB7,000,000 and nil during the six months ended June 30, 2016 and June 30 2017, respectively.

Repurchase of share
ai. Repurchase of share

When the Company’s shares are purchased for retirement, the excess of the purchase price over its par value is recorded entirely to additional paid-in capital subject to the limitation of the additional paid in capital when the shares were originally issued. When the Company’s shares are acquired for purposes other than retirement, the purchase price is shown separately as treasury stock.

Earnings/(Loss) per share
aj. Earnings/(Loss) per share

Basic earnings(loss) per share is computed by dividing net income(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings(loss) per share is calculated by dividing net income(loss) attributable to ordinary shareholders, as adjusted for the change in income or loss as result from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options and warrants (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Periodic accretion to redeemable non-controlling interests in connection with the outstanding redeemable convertible preferred shares of a subsidiary (Note 8), and the remaining net profit of the subsidiary (if any after deducting the accretion) that attributes to its outstanding redeemable convertible preferred shares under the two-class method, are recorded as deductions to unaudited condensed consolidated net income (loss) from discontinued operations to arrive at net income (loss) available to the Company’s ordinary shareholders from discontinued operations.

Changes in income or loss as result from the assumed conversion of the convertible senior notes, if any, are recorded as the adjustment to the unaudited condensed consolidated net income (loss) from continuing operations to arrive at the diluted net income (loss) available to the Company’s ordinary shareholders from continuing operations.

Share-based compensation
ak. Share-based compensation

The Company’s share-based payment transactions with employees, including share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Other comprehensive income/(loss)
al. Other comprehensive income/(loss)

Other comprehensive income/(loss) is defined as the change in equity during a period from non-owner sources. The Company’s other comprehensive income/(loss) for each period presented is comprised of foreign currency translation adjustment of the Company’s foreign subsidiaries and unrealized gains and losses on available-for-sale securities. .

Convenience translation
am. Convenience translation

Translations of balances in the unaudited condensed consolidated balance sheet, unaudited condensed consolidated statement of operation, unaudited condensed consolidated statement of comprehensive income and statement of cash flows from RMB into United States dollars ("US$" or "USD") as of and for the period ended June 30, 2017 are solely for the convenience of readers and were calculated at the rate of RMB6.7793 to US$1.00, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2017, or at any other rate.

Recent accounting pronouncements
an. Recent accounting pronouncements

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements – Going Concern”. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. The Group has adopted ASU 2014-15 in 2016.

The Group had positive working capital as of June 30, 2017. The Group's management believes that the current cash position as of June 30, 2017, the cash expected to be generated from operations and funds available from borrowings under the bank credit facilities will be sufficient to meet the Group's working capital and capital expenditure requirements for at least the next 12 months from July 2017.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09), “Revenue from Contracts with Customers (Topic 606)”. This guidance was issued to clarify the principles for recognizing revenue and developing a common revenue standard for U.S. GAAP and International Financial Reporting Standards (“IFRS”). In addition, in August 2015, the FASB issued Accounting Standards Update No. 2015-14 (ASU 2015-14): “Revenue from Contracts with Customers (Topic 606).” This update was issued to defer the effective date of ASU No, 2014-09 by one year. Therefore, the effective date of ASU No, 2014-09 for public business entities is for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.

In March, 2016, the FASB issued Accounting Standards Update No. 2016-08 (ASU 2016-08), “Revenue from Contracts with Customers (Topic 606)”, which amends the principal-versus-agent implementation guidance and illustrations in the Board’s new revenue standard (ASU 2014-09). The FASB issued the ASU 2016-08 in response to concerns identified by stakeholders, including those related to (1) determining the appropriate unit of account under the revenue standard’s principal-versus-agent guidance and (2) applying the indicators of whether an entity is a principal or an agent in accordance with the revenue standard’s control principle.

In April, 2016, the FASB issued Accounting Standards Update No. 2016-10 (ASU 2016-10), “Revenue from Contracts with Customers (Topic 606)”, which amends certain aspects of the guidance in ASU 2014-09 (the Board’s new revenue standard) on (1) identifying performance obligations and (2) licensing.

In May 2016, the FASB issued Accounting Standards Update No. 2016-12 (ASU2016-12), “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients” (“ASU 2016-12”). The amendments in this ASU do not change the core principle of the guidance in Topic 606. Rather, the amendments in this ASU affect only the narrow aspects of Topic 606. The areas improved include: (1) Assessing the Collectability Criterion in Paragraph 606-10-25-1(e) and Accounting for Contracts That Do Not Meet the Criteria for Step 1; (2) Presentation of Sales Taxes and Other Similar Taxes Collected from Customers; (3) Noncash Consideration; (4) Contract Modifications at Transition; (5) Completed Contracts at Transition; and (6) Technical Correction. The effective date and transition requirements for the amendments in this ASU are the same as the effective date and transition requirements for Topic 606 (and any other Topic amended by ASU 2014-09).

The Group is continuing to evaluate the future impact and method of adoption of ASU 2014-09 and related amendments on its unaudited condensed consolidated financial statements and related disclosures. The Group is considering adoption of the new standard using the modified retrospective method in fiscal 2018. The Group’s ability to adopt the standard is dependent on system readiness and the completion of the analysis necessary to meet the requirements under ASU 2014-09.

In July 2015, the FASB issued Accounting Standards Update No. 2015-11 (ASU 2015-11), "Inventory (Topic 330): Simplifying the Measurement of Inventory" which applies to inventory that is measured using first-in, first-out ("FIFO") or average cost. Under the updated guidance, an entity should measure inventory that is within scope at the lower of cost and net realizable value, which is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Subsequent measurement is unchanged for inventory that is measured using last-in, first-out ("LIFO"). This ASU is effective for annual and interim periods beginning after December 15, 2016, and should be applied prospectively with early adoption permitted at the beginning of an interim or annual reporting period. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In September 2015, the FASB issued Accounting Standards Update No. 2015-16 (ASU 2015-16), “Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments”. Under this ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The effect on earnings of changes in depreciation or amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed as of the acquisition date, must be recorded in the reporting period in which the adjustment amounts are determined rather than retrospectively. This standard is effective for annual reporting periods, including interim reporting periods within those periods, beginning after December 15, 2016. Early adoption is permitted as of annual reporting periods beginning after December 15, 2015, including interim reporting periods within those annual periods. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17), "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes." This guidance was issued to simplify the presentation of deferred income taxes. The amendments in this Update require that deferred tax liabilities and assets to be classified as noncurrent in a classified statement of financial position. This ASU is effective for annual and interim periods beginning after December 15, 2016, and should be applied prospectively with early adoption permitted at the beginning of an interim or annual reporting period. As of December 31, 2016, the Company recorded current deferred tax assets amounted to RMB130,675,655 and current deferred tax liabilities amounted to RMB 17,074,064. The Group has adopted ASU 2015-17 in 2017.

In January 2016, the FASB issued Accounting Standards Update No. 2016-01 (ASU 2016-01), "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities." The main objective of this update is to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. The new guidance addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. Early adoption by public entities is permitted only for certain provisions. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02), “Leases”. Under the new guidance, lessees will be required to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The update also expands the required quantitative and qualitative disclosures surrounding leases. This update is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with earlier application permitted. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In March 2016, the FASB issued Accounting Standards Update No. 2016-06 (ASU 2016-06), “Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments”. This new standard simplifies the embedded derivative analysis for debt instruments containing contingent call or put options by removing the requirement to assess whether a contingent event is related to interest rates or credit risks. This new standard will be effective for us on January 1, 2017. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In March 2016, the FASB issued Accounting Standards Update No. 2016-07 (ASU 2016-07), “Investments—Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting”, which eliminates the requirement to retrospectively apply the equity method in previous periods. Instead, the investor must apply the equity method prospectively from the date the investment qualifies for the equity method. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods, with early adoption permitted. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In March, 2016, the FASB issued Accounting Standards Update No. 2016-09 (ASU 2016-09), “Compensation – Stock Compensation (Topic 718)”, which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The new guidance, which is part of the Board’s simplification initiative, also contains two practical expedients under which nonpublic entities can use a simplified method to estimate the expected term of an award and make a one-time election to switch from fair value measurement to intrinsic value measurement for liability-classified awards. The ASU is effective for annual periods beginning after December 15, 2016 and early adopt is permitted. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In June 2016, the FASB issued Accounting Standards Update No. 2016-13 (ASU 2016-13), “Financial Instruments – Credit Losses”, which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The ASU is effective for public companies for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In August, 2016, the FASB issued Accounting Standards Update No. 2016-15 (ASU 2016-15), “Statement of Cash Flows”, a proposed ASU on restricted cash in response to an EITF consensus-for-exposure. The proposed ASU would require an entity to include in its cash and cash-equivalent balances in the statement of cash flows those amounts that are deemed to be restricted cash and restricted cash equivalents. The proposal’s primary purpose is to eliminate the diversity in practice related to how entities classify and present changes in restricted cash in the cash flow statement in accordance with ASC 230. The ASU is effective for annual and interim periods beginning after December 15, 2017 and early adoption is permitted. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In October 2016, the FASB issued Accounting Standards Update No. 2016-16 (ASU 2016-16), “Income Taxes (Topic 740), Intra-Entity Transfers of Assets Other Than Inventory”. The new guidance requires that entities recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to an outside party. The guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period (as of the first interim period if an entity issues interim financial statements). The new guidance requires adoption on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In November, 2016, the FASB issued Accounting Standards Update No. 2016-18 (ASU 2016-18), “Statement of Cash Flows”, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The ASU is effective for annual and interim periods beginning after December 15, 2017 and early adoption is permitted. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update 2017-01 (ASU 2017-01), “Business Combinations (Topic 805): Clarifying the Definition of a Business”, which clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard introduces a screen for determining when assets acquired are not a business and clarifies that a business must include, at a minimum, an input and a substantive process that contribute to an output to be considered a business. This standard is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04 (ASU 2017-04), “Simplifies Goodwill Impairment Test”, which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. As a result, under the ASU, “an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.” The ASU is effective prospectively for fiscal years beginning after December 15, 2019. The Group is in the process of evaluating the impact of the standard on its unaudited condensed consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, “Compensation—Stock compensation (Topic 718): Scope of modification accounting” to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. ASU 2017-09 is effective prospectively for all companies for annual periods beginning on or after December 15, 2017, and early adoption is permitted. The Group is in the process of evaluating the impact of this guidance on its unaudited condensed consolidated financial statements.